Stock Based Compensation (Details Narrative) - USD ($)	1 Months Ended		6 Months Ended		12 Months Ended
	Jun. 23, 2017	Feb. 13, 2017	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	May 05, 2017
Stock option aggregate shares		5,444,407
Stock-based compensation			$ 793,000	$ 0	$ 20,000	$ 0
Unrecognized compensation cost			$ 3,490,000		$ 94,000	$ 2,000
Minimum [Member]
Weighted average period			1 year
Maximum [Member]
Weighted average period			5 years
Aerkomm 2017 Plan [Member]
Common stock reserved for future issuance plan	10,000,000							5,000,000
Common stock option grant issued for shares	1,455,000
Description for term of options	The Plan has been adopted by the Board and shall continue in effect for a term of 10 years unless sooner terminated under the terms of Aerkomm 2017 Plan
Description for vesting schedule of options	1) 1/6 of the shares subject to the option shall vest commencing on the vesting start date and the remaining shares shall vest at the rate of 1/60 for the next 60 months on the same day of the month as the vesting start date; 2) 1/4 of the shares subject to the option shall vest commencing on the vesting start date and the remaining shares shall vest at the rate of 1/36 for the next 36 months on the same day of the month as the vesting start date; 3) 1/3 of the shares subject to the option shall vest commencing on the first anniversary of vesting start date and the remaining shares shall vest at the rate of 50% each year for the next two years on the same day of the month as the vesting start date
Aircom 2014 Plan [Member]
Description for term of options			The Plan shall become effective upon its adoption by the Board and shall continue in effect for a term of 10 years unless sooner terminated under the terms of Aircom 2014 Plan
Description for vesting schedule of options			One-third of Aircom 2014 Plan stock option shares will be vested as of the first anniversary of the time the option shares are granted or the employee’s acceptance to serve the Company, and 1/36th of the shares will be vested each month thereafter